SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Government subsidies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Government subsidies received and recognized	¥ 9,762	$ 1,396	¥ 5,908	¥ 12,413